Selling, general and administrative expenses (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Salaries	₩ 986,284	₩ 991,340
Severance Benefits	102,647	98,811	₩ 238,148	₩ 212,265
Fringe benefit	92,300	116,869
Transportation	3,218	21,011	148,522	12,251
Entertainment	224	14,327
Communications	2,109	2,286
Taxes & dues	36,242	44,958
Depreciation	67,358	39,475	222,589	335,918
Rent	4,321	91	1,291	763
Repairs	864
Insurance	19,789	17,709
R&D expenses	181,078	521,798	595,593	773,354
Vehicle maintenance	6,396	5,839
Delivery & postage	656	2,262
Education	45	3,600
Books & subscription	118	102
Amortization	256	256	2,303	2,760
Supplies	10,664	4,098	6,305	4,624
Professional service fee	1,421,852	552,288	1,239,895	3,704,337
Advertising & marketing	2,156	3,517
Building Maintenance	27,172	26,896	55,592	54,864
Other expenses		883,141	974,497	137,153
Total	₩ 2,965,749	₩ 3,350,674	₩ 5,781,058	₩ 7,449,087